SHORT-TERM BORROWINGS - Proceeds/Repayments From Borrowing Programs (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Net proceeds received on short-term borrowings	$ 30		$ 508
US commercial paper
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ 17,127	$ 12,897	$ 19,752	$ 15,262
Exchange rate on proceeds received from short-term borrowings	1.328	1.328	1.294	1.294
Repayments of short-term borrowings	$ (17,094)	$ (12,876)	$ (19,244)	$ (14,858)
Exchange rate on repayments of short-term borrowings	1.328	1.328	1.295	1.295
Net proceeds received on short-term borrowings	$ 33	$ 21	$ 508	$ 404
Accounts receivable securitization program
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	0		225
Repayments of short-term borrowings	0		(225)
Net proceeds received on short-term borrowings	0		0
Credit facilities
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ 561	$ 420	$ 0	$ 0
Exchange rate on proceeds received from short-term borrowings	1.336	1.336	0	0
Repayments of short-term borrowings	$ (564)	$ (420)	$ 0	$ 0
Exchange rate on repayments of short-term borrowings	1.343	1.343	0	0
Net proceeds received on short-term borrowings	$ (3)		$ 0